UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-03364
GREAT-WEST FUNDS, INC.
(Exact name of registrant as specified in charter)
8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices)
Edmund F. Murphy III
President and Chief Executive Officer
Great-West Life & Annuity Insurance Company
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)
Registrant's telephone number, including area code: (866) 831-7129
Date of fiscal year end: December 31
Date of reporting period: December 31, 2015

ITEM 1. REPORTS TO STOCKHOLDERS
GREAT-WEST FUNDS, INC.
Great-West SecureFoundation® Balanced ETF Fund
(Class A)
Annual Report
December 31, 2015
This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Fund. Such offering is made only by the prospectus of the Fund, which includes details as to offering price and other information.

Management Discussion
After surviving a choppy first half, 2015 endured an equity correction in the third quarter over international growth concerns, a rebound in the fourth quarter and, subsequently, the U.S. Federal Reserve’s first interest rate increase since the great recession.
The U.S. economy continued its advance in 2015, although at a slower pace than in years past. The advance estimate of fourth quarter GDP came in at a muted 0.7% after posting 0.6%, 3.9%, 2.0% growth over the first three quarters of the year. This is a far cry from the >4% growth seen in the second and third quarters of 2014. However, the December jobs report showed signs of continued strength with the addition of 292,000 jobs, led by professional and business services, with the unemployment rate holdings steady at 5.0%—its lowest level since April, 2008. The S&P 500® Index posted a 1.38% gain in 2015, topping its small cap counterpart, the S&P SmallCap 600® Index, which lost 1.97%. More significant than the market cap variance though, was how growth stocks significantly outperformed value stocks across during 2015. Using the large cap space as an example, this difference was as wide as 9% with the Russell 1000 Value Index losing 3.83% and the Russell 1000 Growth Index gaining 5.67%. The darkest corner of the market was the energy sector which lost over 21% as oil continued its descent from over $100/barrel in mid-2014 to around $30/barrel at the end of 2015.
After much anticipation, we finally experienced the Federal Reserve’s first interest rate hike, a modest 0.25%, in December. This move marks the first increase in the Fed Funds Rate since April, 2008. While this is the first tightening move we’ve seen in some time, the Federal Reserve’s balance sheet remains bloated after years of its bond-buying program, and rates remain low compared to historical averages. Nonetheless, an increase of 0.25% goes a long way in signaling confidence to the market. The 10-year treasury remained essentially range-bound between 2.0% and 2.5% for much of the year and finished at 2.27% while fixed income asset class returns were mixed in 2015. The Barclays U.S. Aggregate Bond Index returned 0.55% for the year and proved to be the “safe bet” as sectors with significant duration and/or credit risk lost ground. High yield, non-U.S., and long-term bonds all lost over 3% as represented by the Barclays US Corporate High Yield Index (-4.47%), Citi World Government Bond Index (-3.57%), and the Barclays US Government/Credit Long Index (-3.30%).
Global equities faced a number of structural headwinds in 2015 that ultimately resulted in a year that stock market investors hope to quickly forget. As Oil prices continued to fall, many professionally-managed investment portfolios that had been constructed around certain global oil themes came unraveled and spilled over to the broader equity markets and certain sectors in the fixed income space. Slowdowns in Chinese economic growth also helped drive negative global equity performance during certain times in 2015—particularly the market correction that occurred in Q3. The MSCI EAFE® Index, which tracks the performance of developed equity markets outside of North America (primarily Western Europe and Developed Asia), posted a loss of 0.81% for the year after recovering from a 10.23% loss in the third quarter alone. The MSCI Emerging Markets Index posted a loss of 14.92%, again with the majority of losses occurring within the third quarter.
For the annual period ended December 31, 2015, the Great-West SecureFoundation® Balanced ETF Fund (Class A shares, excluding any front-end sales charges) returned -0.79%, relative to 0.67% for the Wilshire 5000 Index and 0.55% for the Barclays U.S. Aggregate Bond Index. The Fund lagged its composite benchmark by 0.65% (composite benchmark return was -0.14%). The underperformance was driven primarily by the operating expenses of the Fund and its underlying funds (the composite benchmark does not have expenses) in addition to fair value adjustments and differences in the underlying index constituents between the Fund and the benchmark.
The views and opinions in this report were current as of December 31, 2015 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted. Fund returns are net of fees unless otherwise noted.

Growth of $10,000
This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
*For the period January 23, 2012 through December 31, 2012.
**The composite index is derived by applying the Fund’s target asset allocation to the following benchmarks and is rebalanced monthly to account for the Fund’s target asset allocations: for large capitalization U.S. stocks, the S&P 500 Index; for middle capitalization U.S. stocks, the S&P Mid Cap 400 Index; for small capitalization U.S. stocks, the S&P Small Cap 600 Index; for international stocks, the MSCI EAFE Index and the MSCI Emerging Markets Index; and for U.S. bonds, the Barclays U.S. Aggregate Bond Index and the Barclays 1-3 Year Credit Bond Index. The composite index in shareholder reports prior to December 31, 2013 was not rebalanced monthly, and as a result, returns for the composite index would have been different.

Average Annual Total Returns for the Periods Ended December 31, 2015
	One Year	Since Inception(a)
Class A (including sales charge)	-5.75%	6.04%
Class A (not including sales charge)	-0.79%	7.43%
(a) The Fund's inception date was January 23, 2012.
Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Summary of Investments by Asset Class as of December 31, 2015
Asset Class	Percentage of Fund Investments
Bond	37.62%
Large Cap Equity	26.45
International Equity	14.73
Mid Cap Equity	10.76
Small Cap Equity	8.80
Short Term Investments	1.02
Money Market	0.62
Total	100.00%
Shareholder Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2015 to December 31, 2015).
Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(07/01/15)	(12/31/15)	(07/01/15 – 12/31/15)
Class A
Actual	$1,000.00	$ 975.40	$3.06
Hypothetical (5% return before expenses)	$1,000.00	$1,022.11	$3.13
* Expenses are equal to the Fund's annualized expense ratio of 0.61% for the Class A shares, multiplied by the average account value over the period, multiplied by 184/365 days to reflect the one-half year period. The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.08%).
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

GREAT-WEST FUNDS, INC.
GREAT-WEST SECUREFOUNDATION® BALANCED ETF FUND
Schedule of Investments
As of December 31, 2015
Shares		Fair Value
BOND EXCHANGE TRADED FUNDS
259,169	Vanguard Total Bond Market ETF	$ 20,930,488

TOTAL BOND EXCHANGE TRADED FUNDS — 38.06% (Cost $21,280,609)		$ 20,930,488
EQUITY EXCHANGE TRADED FUNDS
178,758	Vanguard FTSE Developed Markets ETF	6,563,994
49,812	Vanguard FTSE Emerging Markets ETF	1,629,350
54,246	Vanguard Russell 2000 ETF(a)	4,893,532
78,712	Vanguard S&P 500 ETF	14,713,634
63,796	Vanguard S&P Mid-Cap 400 ETF(a)	5,986,617

EQUITY EXCHANGE TRADED FUNDS — 61.44% (Cost $32,187,738)		$ 33,787,127
MONEY MARKET MUTUAL FUNDS
345,330	Federated Government Obligations Fund Institutional Class, 0.11%(b)	345,330

TOTAL MONEY MARKET MUTUAL FUNDS — 0.63% (Cost $345,330)		$ 345,330
Principal Amount
SHORT TERM INVESTMENTS
Repurchase Agreements — 1.04%
$135,507	Undivided interest of 0.17% in a repurchase agreement (principal amount/value $81,821,979 with a maturity value of $81,824,525) with HSBC Securities (USA) Inc, 0.28%, dated 12/31/15 to be repurchased at $135,507 on 1/4/16 collateralized by U.S. Treasury securities and Federal National Mortgage Association securities, 0.00% - 7.25%, 1/15/16 - 11/15/43, with a value of $83,458,653.(c)	135,507
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$135,506	Undivided interest of 0.17% in a repurchase agreement (principal amount/value $81,821,979 with a maturity value of $81,825,070) with Citigroup Global Markets Inc, 0.34%, dated 12/31/15 to be repurchased at $135,506 on 1/4/16 collateralized by various U.S. Government Agency securities, 0.00% - 11.50%, 1/15/16 - 4/1/51, with a value of $83,458,416.(c)
		$ 135,506
135,507	Undivided interest of 0.44% in a repurchase agreement (principal amount/value $31,040,248 with a maturity value of $31,041,317) with Merrill Lynch, Pierce, Fenner & Smith, 0.31%, dated 12/31/15 to be repurchased at $135,507 on 1/4/16 collateralized by Government National Mortgage Association securities, 3.00% - 4.50%, 11/15/42 - 2/20/45, with a value of $31,661,053.(c)	135,507
135,506	Undivided interest of 0.70% in a repurchase agreement (principal amount/value $19,440,612 with a maturity value of $19,441,282) with BNP Paribas Securities Corp, 0.31%, dated 12/31/15 to be repurchased at $135,506 on 1/4/16 collateralized by U.S. Treasury securities and Government National Mortgage Association securities, 0.00% - 4.50%, 6/9/16 - 5/20/45, with a value of $19,829,426.(c)	135,506
See Notes to Financial Statements.

Annual Report - December 31, 2015

GREAT-WEST FUNDS, INC.
GREAT-WEST SECUREFOUNDATION® BALANCED ETF FUND
Schedule of Investments
As of December 31, 2015
Principal Amount	Fair Value
Repurchase Agreements — (continued)
$28,524	Undivided interest of 0.74% in a repurchase agreement (principal amount/value $3,831,340 with a maturity value of $3,831,451) with RBC Capital Markets Corp, 0.26%, dated 12/31/15 to be repurchased at $28,524 on 1/4/16 collateralized by U.S. Treasury securities, 0.00% - 4.25%, 5/15/16 - 9/9/49, with a value of $3,907,967.(c)
$ 28,524
SHORT TERM INVESTMENTS — 1.04% (Cost $570,550)	$ 570,550
TOTAL INVESTMENTS — 101.17% (Cost $54,384,227)	$55,633,495
OTHER ASSETS & LIABILITIES, NET — (1.17)%	$ (642,299)
TOTAL NET ASSETS — 100.00%	$54,991,196
(a)	All or a portion of the security is on loan at December 31, 2015.
(b)	Rate shown is the 7-day yield as of December 31, 2015.
(c)	Collateral received for securities on loan.
ETF	Exchange Traded Fund
See Notes to Financial Statements.

Annual Report - December 31, 2015

GREAT-WEST FUNDS, INC.
Statement of Assets and Liabilities
As of December 31, 2015
Great-West SecureFoundation® Balanced ETF Fund
ASSETS:
Investments at fair value, unaffiliated (including $558,855 of securities on loan)(a)	$55,062,945
Repurchase agreements, fair value(b)	570,550
Dividends receivable	16
Total Assets	55,633,511
LIABILITIES:
Payable to investment adviser	13,100
Payable upon return of securities loaned	570,550
Redemptions payable	564
Payable for investments purchased	46,785
Payable for distribution fees	11,316
Total Liabilities	642,315
NET ASSETS	$54,991,196
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$441,231
Paid-in capital in excess of par	53,271,586
Net unrealized appreciation	1,249,268
Accumulated net realized gain	29,111
NET ASSETS	$54,991,196
CAPITAL STOCK:
Authorized	20,000,000
Issued and Outstanding	4,412,306
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:	$12.46
MAXIMUM OFFERING PRICE PER SHARE(c)	$13.12
(a) Cost of investments, unaffiliated	$53,813,677
(b) Cost of repurchase agreements	$570,550
(c)Maximum offering price per share represents the net asset value per share divided by 0.95, based on maximum sales charge of 5.00% of the Fund's offering price.
See Notes to Financial Statements.

Annual Report - December 31, 2015

GREAT-WEST FUNDS, INC.
Statement of Operations
For the fiscal year ended December 31, 2015
Great-West SecureFoundation® Balanced ETF Fund
INVESTMENT INCOME:
Interest	$64
Income from securities lending	34,448
Dividends	1,125,618
Total Income	1,160,130
EXPENSES:
Management fees	82,143
Administrative services fees	25,670
Fund administration fees	13,266
Audit fees	21,280
Custodian fees	3,790
Director's fees	1,148
Distribution fees	128,348
Registration fees	15,748
Legal fees	4,179
Transfer agent fees	23,295
Shareholder reports expense	3,973
Other	7,431
Total Expenses	330,271
Less amount reimbursed by investment advisor	58,173
Net Expenses	272,098
NET INVESTMENT INCOME	888,032
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments	193,039
Realized gain distributions received	16,564
Net Realized Gain	209,603
Net change in unrealized depreciation on investments	(1,634,446)
Net Realized and Unrealized Loss	(1,424,843)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(536,811)
See Notes to Financial Statements.

Annual Report - December 31, 2015

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2015 and 2014
Great-West SecureFoundation® Balanced ETF Fund	2015	2014
OPERATIONS:
Net investment income	$888,032	$641,459
Net realized gain	209,603	151,889
Net change in unrealized appreciation (depreciation)	(1,634,446)	1,210,118
Net Increase (Decrease) in Net Assets Resulting from Operations	(536,811)	2,003,466
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(894,135)	(704,713)
From net realized gains	(188,617)	(94,187)
Total Distributions	(1,082,752)	(798,900)
CAPITAL SHARE TRANSACTIONS:
Shares sold	17,108,490	24,766,118
Shares issued in reinvestment of distributions	1,082,752	798,900
Shares redeemed	(6,571,168)	(4,738,821)
Net Increase in Net Assets Resulting from Capital Share Transactions	11,620,074	20,826,197
Total Increase in Net Assets	10,000,511	22,030,763
NET ASSETS:
Beginning of year	44,990,685	22,959,922
End of year	$54,991,196	$44,990,685
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold	1,319,226	1,955,533
Shares issued in reinvestment of distributions	86,403	62,061
Shares redeemed	(506,435)	(374,059)
Net Increase	899,194	1,643,535
See Notes to Financial Statements.

Annual Report - December 31, 2015

GREAT-WEST FUNDS, INC.
GREAT-WEST SECUREFOUNDATION® BALANCED ETF FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From return of capital	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return (b)(c)(d)
Class A
12/31/2015	$12.81	0.22	(0.32)	(0.10)	-	(0.21)	(0.04)	(0.25)	$12.46	(0.79%)
12/31/2014	$12.28	0.25	0.52	0.77	-	(0.21)	(0.03)	(0.24)	$12.81	6.22%
12/31/2013	$10.75	0.22	1.44	1.66	-	(0.13)	(0.00) (e)	(0.13)	$12.28	15.52%
12/31/2012 (f)	$10.00	0.28	0.61	0.89	-	(0.14)	(0.00) (e)	(0.14)	$10.75	8.94% (g)
	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(h)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(h)	Ratio of net investment income (loss) to average net assets (before reimbursement and/or waiver, if applicable)(h)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(h)	Portfolio turnover rate
Supplemental Data and Ratios
Class A
12/31/2015	$54,991	0.64%	0.53%	N/A	1.73%	37%
12/31/2014	$44,991	0.72%	0.53%	N/A	1.94%	57%
12/31/2013	$22,960	1.03%	0.53%	1.40%	1.90%	132%
12/31/2012 (f)	$ 3,048	5.05% (i)	0.49% (i)	(1.74%) (i)	2.81% (i)	176% (g)
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return shown net of expenses reimbursed and/or distribution fees waived, if applicable. Without the expense reimbursement and/or distribution fees waived, the return would have been lower.
(c)	Total return does not include the fee of the SecureFoundation® Lifetime Withdrawal Benefit. If the fee was included, returns would be lower.
(d)	Total return does not reflect the effect of the sales charges.
(e)	Amount was less than $0.01 per share.
(f)	The Fund's inception date was January 23, 2012.
(g)	Not annualized for periods less than one full year.
(h)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(i)	Annualized.
See Notes to Financial Statements.

Annual Report - December 31, 2015

GREAT-WEST FUNDS, INC.
GREAT-WEST SECUREFOUNDATION® BALANCED ETF FUND
Notes to Financial Statements

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of sixty-three funds. Interests in the Great-West SecureFoundation® Balanced ETF Fund (the Fund) are included herein. The investment objective of the Fund is to seek long-term capital appreciation and income. The Fund is non-diversified as defined in the 1940 Act. The Fund shares are available through certain broker-dealers, custodians or trustees of Individual Retirement Accounts, or other financial intermediaries who have entered into agreements with the Fund’s distributor to make the shares available. The minimum initial investment in the Fund is $10,000.
This report includes information for Class A shares. An initial sales charge of 5% is imposed on purchases of the Fund's shares and is deducted prior to the investment in the Fund.
Shares of the Fund can only be purchased in conjunction with the purchase and acceptance of the Great-West SecureFoundation® Lifetime Withdrawal Benefit (the Guarantee) issued by Great-West Life & Annuity Insurance Company (GWL&A). The Guarantee has an annual fee in addition to the fees and expenses of the Fund. The redemption or exchange of all shares of the Fund attributable to an account would generally result in the cancellation of the Guarantee and all of the benefits of the Guarantee. GWL&A does not issue the Guarantee to the investment adviser of the Fund or the Fund itself; therefore, the Guarantee does not guarantee the investment performance of the Fund.
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Great-West Funds are also investment companies and accordingly follow the investment company accounting and reporting guidance of U.S. GAAP. The following is a summary of the significant accounting policies of the Fund.
Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund's securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its Exchange Traded Funds (ETFs) based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. Investments in shares of the underlying mutual funds are valued at the net asset value as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources. The net asset value of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

Annual Report - December 31, 2015

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Exchange Traded Funds	Exchange traded close price.
Mutual Funds	Net asset value of underlying mutual fund.
Short Term Investments	Maturity date, credit quality and interest rates
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available. Unobservable inputs reflect the reporting Fund’s own assumptions and would be based on the best information available under the circumstances.
As of December 31, 2015, the Fund’s investments in the underlying ETFs and mutual funds are valued using Level 1 inputs. The Fund’s investments in short term securities are valued using Level 2 inputs. More information regarding the Fund’s sector classifications are included in the Schedule of Investments. The Fund recognizes transfers between levels as of the beginning of the reporting period.There were no transfers between Levels 1, 2 and 3 during the year.
Fund-of-Funds Structure Risk
Since the Fund invests directly in underlying funds, all risks associated with the eligible underlying funds apply to the Fund. To the extent the Fund invests more of its assets in one underlying fund than another, the Fund will have greater exposure to the risks of that underlying fund.
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
Security Transactions
Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection. Dividend income and realized gain distributions from underlying funds are accrued as of the ex-dividend date.
Federal Income Taxes and Distributions to Shareholders
The Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remains open for the three preceding fiscal reporting period ends. State tax returns may remain open for an additional fiscal year.

Annual Report - December 31, 2015

Distributions to shareholders from net investment income of the Fund, if any, are declared and paid annually. Capital gain distributions of the Fund, if any, are declared and paid at least annually. Distributions are paid or reinvested in additional shares of the Fund at net asset value and are declared separately for each class. Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.
The tax character of distributions paid during the years ended December 31, 2015 and 2014 were as follows:
	2015	2014
Ordinary income	$894,135	$689,522
Long-term capital gain	188,617	109,378
	$1,082,752	$798,900
Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book-tax basis differences. Book-tax differences may include but are not limited to the following: wash sales and distribution adjustments.
Capital accounts within the financial statements are adjusted for permanent book-tax differences, and are not adjusted for temporary book-tax differences which will reverse in a subsequent period. Accordingly, the following amounts have been reclassified for December 31, 2015. Net assets of the Fund were unaffected by the reclassifications.
Paid-in Capital	Undistributed Net Investment Income	Accumulated Net Realized Gain
$-	$6,103	$(6,103)
The tax components of capital shown in the following table represent distribution requirements the Fund must satisfy under the income tax regulations, losses the Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation for federal income tax purposes. At December 31, 2015, the components of distributable earnings on a tax basis were as follows:
Undistributed net investment income	$21,265
Undistributed long-term capital gains	76,950
Capital loss carryforwards	—
Post-October losses	—
Net unrealized appreciation	1,180,164
Tax composition of capital	$1,278,379
The aggregate cost of investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of December 31, 2015 were as follows:
Federal tax cost of investments	$54,453,331
Gross unrealized appreciation on investments	2,540,064
Gross unrealized depreciation on investments	(1,359,900)
Net unrealized appreciation on investments	$1,180,164

Annual Report - December 31, 2015

bnApplication of Recent Accounting Pronouncements
In June 2014, the Financial Accounting Standards Board issued ASU No. 2014-11, “Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures” (ASU No. 2014-11). ASU No. 2014-11 amends the accounting for entities that enter into repurchase-to-maturity transactions and repurchase agreements executed as repurchase financings. ASU No. 2014-11 requires new footnote disclosures for repurchase agreements and securities lending transactions accounted for as secured borrowings. The accounting changes in ASU 2014-11 are effective for the first interim or annual period beginning after December 15, 2014. The disclosure for repurchase agreements, securities lending transactions, and repurchase-to-maturity transactions accounted for as secured borrowings is required to be presented for annual periods beginning after December 15, 2014, and for interim periods beginning after March 15, 2015. The Fund adopted ASU No. 2014-11 for its fiscal year beginning January 1, 2015. The adoption of ASU No. 2014-11 did not have an impact on the Fund’s financial position or the results of its operations.
In May 2015, the Financial Accounting Standards Board issued ASU No. 2015-07, “Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)” (ASU No. 2015-07). ASU No. 2015-07 removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the net asset per share practical expedient. The amendments are effective for interim and annual periods beginning after December 15, 2015. At this time, the Fund is evaluating the impact, if any, of ASU No. 2015-07 on the financial statements and related disclosures.
2.  INVESTMENT ADVISORY AGREEMENT & OTHER TRANSACTIONS WITH AFFILIATES
Great-West Funds has entered into an investment advisory agreement with Great-West Capital Management, LLC (the Adviser), a wholly-owned subsidiary of GWL&A. As compensation for its services to Great-West Funds, the Adviser receives monthly compensation at the annual rate of 0.16% of the average daily net assets of the Fund. Certain administration and accounting services fees for the Fund are disclosed as Fund administration fees on the Statement of Operations. The Fund will also bear the indirect expense of the underlying investments. Because the underlying funds have varied expense and fee levels and the Fund may own different proportions of underlying funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Expenses incurred by Great-West Funds, which are not Fund specific, are allocated based on relative net assets or other appropriate allocation methods.
The Adviser has agreed to reimburse operating expenses (excluding the administrative service fees and distribution fees, including expenses paid directly by the Fund) that are incurred by the Fund which exceed an annual rate of 0.07% of daily net assets (Expense Limit). The expense reimbursement may be revised at any time without notice. The amount reimbursed, if any, is reflected in the Statement of Operations.
The Adviser is permitted to recoup amounts reimbursed to the class in future periods, not exceeding three years, if the Fund's other expenses including such recoupment do not exceed the Expense Limit. For the year ended December 31, 2015, the fee reimbursements were as follows:
Balance of Recoupable Expenses 2013	Balance of Recoupable Expenses 2014	Balance of Recoupable Expenses During the Period Ended December 31, 2015	Recoupment of Past Reimbursed Fees by the Adviser	Total
$65,555	$61,531	$58,173	$0	$185,259
GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Fund. The Fund has entered into a plan of distribution which provides for compensation for distribution of Class A shares and for providing or arranging for the provision of services to Class A shareholders. The distribution plan provides for a maximum 12b-1 fee equal to an annual rate of 0.25% of the average daily net assets of the Class A shares.
The Fund has adopted an administrative services plan. Under this plan shareholder servicing agents will provide administrative and support services to shareholders. For these services Class A pays an annual fee of up to 0.05% of its average daily net assets
Certain officers of Great-West Funds are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of Great-West Funds receives any compensation directly from Great-West Funds. The total compensation paid to the independent directors with respect to all sixty-three funds for which they serve as directors was $296,250 for the year ended December 31, 2015.

Annual Report - December 31, 2015

3.  PURCHASES & SALES OF INVESTMENTS
For the year ended December 31, 2015, the aggregate cost of purchases and proceeds from sales of investments were $30,764,605 and $19,204,460, respectively.
4.  SECURITIES LOANED
The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income, recorded monthly, after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of December 31, 2015 the Fund had securities on loan valued at $558,855 and received collateral as reported on the Statement of Assets and Liabilities of $570,550 for such loan which was invested in repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The repurchase agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral.
Under the securities lending agreement, the collateral pledged is, by definition, the securities loaned against the cash borrowed. At December 31, 2015, 100% of the collateral pledged by the Fund under the securities lending agreement was classified as equity exchange traded funds. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. Additional information regarding the Fund's securities on loan is included in the Schedule of Investments.
5.  INDEMNIFICATIONS
The Fund’s organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report - December 31, 2015

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Directors and Shareholders of Great-West Funds, Inc.
We have audited the accompanying statement of assets and liabilities of the Great-West SecureFoundation® Balanced ETF Fund (the "Fund"), one of the funds of Great-West Funds, Inc., including the schedule of investments, as of December 31, 2015, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform our audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2015, by correspondence with the custodian and mutual fund companies; where replies were not received from mutual fund companies, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Great-West Securefoundation® Balanced ETF Fund as of December 31, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.
DELOITTE & TOUCHE LLP
Denver, Colorado
February 26, 2016

TAX INFORMATION (unaudited)
The Fund intends to pass through foreign tax credits of $578 and has derived gross income from sources within foreign countries amounting to $54,734.
Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders, for the year ended December 31, 2015 and were designated as follows:
Dividend Received Deduction	42%
Qualified Dividend Received Income	46%

Fund Directors and Officers
Great-West Funds, Inc. (“Great-West Funds”) is organized under Maryland law, and is governed by the Board of Directors. The following table provides information about each of the Directors and executive officers of Great-West Funds.
Independent Directors*
Name, Address, and Year of Birth	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served***	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Gail H. Klapper 8515 East Orchard Road, Greenwood Village, CO 80111 1943	Independent Director	Since 2007	Managing Attorney, Klapper Law Firm; Managing Director, The Colorado Forum; Manager, 6K Ranch, LLC; Director, Guaranty Bancorp	63	Director, Guaranty Bancorp
Donna L. Lynne 8515 East Orchard Road, Greenwood Village, CO 80111 1953	Independent Director	Since 2014	Executive Vice President and Group President, Kaiser Foundation Health Plan, Inc. and Kaiser Foundation Hospitals; President, Kaiser Foundation Health Plan of Colorado; formerly, Group President, Kaiser Foundation Health Plan, Inc. and Kaiser Foundation Hospitals	63	N/A
Stephen G. McConahey 8515 East Orchard Road, Greenwood Village, CO 80111 1943	Independent Director	Since 2011	Chairman, SGM Capital, LLC; Partner, Iron Gate Capital, LLC; Director, The IMA Financial Group, Inc.; Director, Guaranty Bancorp	63	Director, Guaranty Bancorp

Interested Directors**
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Robert K. Shaw 8515 East Orchard Road, Greenwood Village, CO 80111 1955	Chairman	Since 2014 (as Director) Since 2015 (as Chairman)	President, Individual Markets, GWL&A and GWL&A of NY; Director and Executive Vice President, GWFS; Manager, Chairman, President and Chief Executive Officer, GWCM	63	N/A
Officers
Name, Address, and Year of Birth	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Fund in Fund Complex Overseen by Director	Other Directorships Held by Director
Beverly A. Byrne 8515 East Orchard Road, Greenwood Village, CO 80111 1955	Chief Compliance Officer	Since 2004 (as Chief Compliance Officer)	Deputy General Counsel and Chief Compliance Officer, GWL&A and GWL&A of NY; Senior Vice President, Legal & Chief Compliance Officer, AAG, FASCore, and GWFS; Chief Compliance Officer, The Great-West Life Assurance Company, U.S. Operations, The Canada Life Assurance Company, formerly, Senior Vice President, Legal & Secretary, GWCM and Great-West Funds	N/A	N/A
John A. Clouthier 8515 East Orchard Road, Greenwood Village, CO 80111 1967	Assistant Treasurer	Since 2007	Director, Fund Administration, GWL&A; Assistant Treasurer, GWCM and Great-West Trust Company, LLC (“GWTC”)	N/A	N/A
Ryan L. Logsdon 8515 East Orchard Road, Greenwood Village, CO 80111 1974	Vice President, Counsel & Secretary	Since 2010 (as Counsel & Secretary) Since 2016 (as Vice President)	Associate General Counsel, Products & Corporate, GWL&A and GWL&A of NY; Vice President, Counsel & Secretary, AAG, GWCM, and GWFS; formerly, Assistant Vice President & Assistant Secretary, GWCM	N/A	N/A

Officers
Name, Address, and Year of Birth	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Fund in Fund Complex Overseen by Director	Other Directorships Held by Director
Mary C. Maiers 8515 East Orchard Road, Greenwood Village, CO 80111 1967	Chief Financial Officer & Treasurer	Since 2008 (as Treasurer) Since 2011 (as Chief Financial Officer)	Vice President, Investment Operations, GWL&A; Vice President and Treasurer, GWTC; Chief Financial Officer & Treasurer, GWCM	N/A	N/A
David G. McLeod 8515 East Orchard Road, Greenwood Village, CO 80111 1962	Senior Vice President & Managing Director	Since 2012 (as Managing Director) Since 2014 (as Senior Vice President)	Senior Vice President, Product Management, GWL&A and GWL&A of NY; Manager, Senior Vice President and Managing Director, GWCM; Manager, Chairman, President and Chief Executive Officer, AAG	N/A	N/A
Edmund F. Murphy III 8515 East Orchard Road, Greenwood Village, CO 80111 1962	President and Chief Executive Officer	Since 2015	President, Empower Retirement, GWL&A and GWL&A of NY; Director, GWFS Equities, Inc; Chairman, President & Chief Executive Officer, GWFS; formerly, Head of Defined Contribution at Putnam Investments	N/A	N/A
Cara B. Owen 8515 East Orchard Road, Greenwood Village, CO 80111 1981	Assistant Secretary & Counsel	Since 2015	Counsel, Products, GWL&A; Assistant Secretary & Counsel, GWCM and GWTC	N/A	N/A
Joel L. Terwilliger 8515 East Orchard Road, Greenwood Village, CO 80111 1968	Assistant Vice President & Associate Chief Compliance Officer	Since 2011 (as Associate Chief Compliance Officer) Since 2014 (as Assistant Vice President)	Assistant General Counsel & Associate Chief Compliance Officer GWL&A; Assistant Vice President and Associate Chief Compliance Officer, GWCM, GWFS and AAG	N/A	N/A
*A Director who is not an “interested person” of Great-West Funds (as defined in the Investment Company Act of 1940, as amended) is referred to as an “Independent Director.”

**An “Interested Director” refers to a Director who is an “interested person” of Great-West Funds (as defined in the Investment Company Act of 1940, as amended) by virtue of their affiliation with Great-West Capital Management, LLC.
*** Each director serves until the next shareholders’ meeting (and until the election and qualification of a successor), or until death, resignation, removal or retirement which takes effect no later than May 1 following his or her 75th birthday. Officers are elected by the Board on an annual basis to serve until their successors have been elected and qualified.
Additional information about Great-West Funds and its Directors is available in the Great-West Funds’ Statement of Additional Information (“SAI”), which can be obtained free of charge upon request to: Secretary, Great-West Funds, Inc., 8525 East Orchard Road, Greenwood Village, Colorado 80111; (866) 831-7129. The SAI is also available on the Fund’s web site at http://www.greatwestfunds.com.
Availability of Quarterly Portfolio Schedule
Great-West Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Great-West Funds Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Availability of Proxy Voting Policies and Procedures
A description of the policies and procedures that Great-West Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.
Availability of Proxy Voting Record
Information regarding how Great-West Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

ITEM 2. CODE OF ETHICS.
(a)	As of the end of the period covered by this report, the registrant has adopted a Code of Ethics (the “Code of Ethics”) that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.
(b)	For purposes of this Item, "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:
(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
(2)	Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;
(3)	Compliance with applicable governmental laws, rules, and regulations;
(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and
(5)	Accountability for adherence to the code.
(c)	During the period covered by this report, there have been no amendments to the registrant’s Code of Ethics.
(d)	During the period covered by this report, the registrant has not granted any express or implicit waivers from the provisions of the Code of Ethics.
(f)	Registrant’s Code of Ethics is attached hereto.
ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Ms. Donna Lynne is the audit committee financial expert and is "independent," pursuant to general instructions on Form N-CSR, Item 3.
An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as a result of being designated as an “audit committee financial expert.” Further, the designation of a person as an “audit committee financial expert” does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the “audit committee financial expert” designation. Similarly, the designation of a person as an “audit committee financial expert” does not affect the duties, obligations, or liability of any other member of the Audit Committee or Board of Directors.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
(a)	Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were: $770,000 for fiscal year 2014 and $820,000 for fiscal year 2015.
(b)	Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were: $100,000 for fiscal year 2014 and $90,000 for fiscal year 2015. The nature of the services comprising the fees disclosed under this category involved performance of 17f-2 (self-custody) audits and administrative services related to the audit.
(c)	Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were: $0 for fiscal year 2014 and $0 for fiscal year 2015.
(d)	All Other Fees. There were no fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.
(e)	(1) Audit Committee’s Pre-Approval Policies and Procedures.
Pre-Approval of Audit Services. The Audit Committee must approve prior to retention all audit, review or attest engagements required under the securities laws that are provided to Great-West Funds by its independent auditors. The Audit Committee will not grant such approval to any auditors that are proposed to perform an audit for Great-West Funds if a chief executive officer, controller, chief financial officer, chief accounting officer or any person serving in an equivalent position for Great-West Funds that is responsible for the financial reporting or operations of Great-West Funds was employed by those auditors and participated in any capacity in an audit of Great-West Funds during the year period (or such other period proscribed under SEC rules) preceding the date of initiation of such audit.
Pre-Approval of Non-Audit Services. The Audit Committee must pre-approve any non-audit services, including tax services, to be provided to Great-West Funds by its independent auditors (except those within applicable de minimis statutory or regulatory exceptions)1 provided that Great-West Funds’ auditors will not provide the following non-audit services to Great-West Funds: (a) bookkeeping or other services related to the accounting records or

1No pre-approval is required as to non-audit services provided to Great-West Funds if: (a) the aggregate amount of all non-audit services provided to Great-West Funds constitute not more than 5% of the total amount of revenues paid by Great-West Funds to the independent auditors during the fiscal year in which the services are provided; (b) these services were not recognized by Great-West Funds at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

financial statements of Great-West Funds; (b) financial information systems design and implementation; (c) appraisal or valuation services, fairness opinions, or contribution-in-kind reports; (d) actuarial services; (e) internal audit outsourcing services; (f) management functions or human resources; (g) broker-dealer, investment adviser, or investment banking services; (h) legal services; (i) expert services unrelated to the audit; and (j) any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible. 2
Pre-approval with respect to Non-Great-West Funds Entities. The Audit Committee must pre-approve any non-audit services that relate directly to the operations and financial reporting of Great-West Funds (except those within applicable de minimis statutory or regulatory exceptions)3 to be provided by Great-West Funds’ auditors to (a) Great-West Funds’ investment adviser; and (b) any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to Great-West Funds.4 The Audit Committee may approve audit and non-audit services on a case-by-case basis or adopt pre-approval policies and procedures that are detailed as to a particular service, provided that the Audit Committee is informed promptly of each service, or use a combination of these approaches.
Delegation. The Audit Committee may delegate pre-approval authority to one or more of the Audit Committee's members. Any member or members to whom such pre-approval authority is delegated must report any pre-approval decisions to the Audit Committee at its next scheduled meeting.
(e)	(2) 100% of the services described pursuant to paragraphs (b) through (d) of this Item 4 of Form N-CSR were approved by the Audit Committee, and no such services were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.
(f)	Not Applicable.

2With respect to the prohibitions on (a) bookkeeping; (b) financial information systems design and implementation; (c) appraisal, valuation, fairness opinions, or contribution-in-kind reports; (d) actuarial; and (e) internal audit outsourcing, such services are permitted to be provided if it is reasonable to conclude that the results of these services will not be subject to audit procedures during an audit of the audit client's financial statements.
3For non-audit services provided to the adviser and entities in a control relationship with the adviser, no pre-approval is required if: (a) the aggregate amount of all non-audit services provided constitute not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the services are provided to Great-West Funds, Great-West Funds’ investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to Great-West Funds; (b) these services were not recognized by Great-West Funds at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.
4No pre-approval is required by the Audit Committee as to non-audit services provided to any Great-West Funds sub-adviser that primarily provides portfolio management services and is under the direction of another investment adviser and is not affiliated with Great-West Funds’ primary investment adviser.

(g)	The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for fiscal year 2014 equaled $1,625,800 and for fiscal year 2015 equaled $745,000.
(h)	The registrant’s Audit Committee of the Board of Directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.
ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6. INVESTMENTS.
(a)	The schedule is included as part of the report to shareholders filed under Item 1 of this Form.
(b)	Not applicable.
ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors that were implemented after the registrant last provided disclosure in response to this Item.

ITEM 11. CONTROLS AND PROCEDURES.
(a)	The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.
(b)	The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.
ITEM 12. EXHIBITS.
(a)	(1) Code of Ethics required by Item 2 of Form N-CSR attached hereto.
(2)	A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.
(3)	Not applicable.
(b)	A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

GREAT-WEST FUNDS, INC.

By:	/s/ Edmund F. Murphy III
Edmund F. Murphy III
President and Chief Executive Officer

Date:	February 25, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Edmund F. Murphy III
Edmund F. Murphy III
President and Chief Executive Officer

Date:	February 25, 2016

By:	/s/ Mary C. Maiers
Mary C. Maiers
Chief Financial Officer & Treasurer

Date:	February 25, 2016